Schedule of Investments (unaudited)	iShares® Genomics Immunology and Healthcare ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 0.8%
Arbutus Biopharma Corp.(a)(b)	473,769	$866,997

China — 4.4%
BeiGene Ltd.(a)	338,200	4,855,157

Denmark — 3.9%
Genmab A/S(a)	14,938	4,222,716

France — 6.8%
Sanofi	57,475	5,219,088
Valneva SE(a)(b)	398,508	2,263,471
		7,482,559
Germany — 5.7%
BioNTech SE, ADR(a)	54,146	5,064,817
MorphoSys AG(a)	36,182	1,169,526
		6,234,343
Japan — 4.5%
Takeda Pharmaceutical Co. Ltd.	183,000	4,967,485

Netherlands — 1.7%
CureVac NV(a)(b)	357,680	1,895,704

South Korea — 1.8%
ABLBio Inc.(a)	112,085	1,325,087
Geneone Life Science Inc.(a)	275,250	578,076
		1,903,163
Switzerland — 7.1%
CRISPR Therapeutics AG(a)(b)	79,988	3,113,933
Roche Holding AG, NVS	18,142	4,675,367
		7,789,300
Taiwan — 3.1%
Adimmune Corp.(a)	1,358,000	1,334,949
Medigen Vaccine Biologics Corp.(a)	957,815	2,055,308
		3,390,257
United States — 59.9%
Allogene Therapeutics Inc.(a)(b)	295,036	832,002
Arcturus Therapeutics Holdings Inc.(a)	25,403	485,197
Arcus Biosciences Inc.(a)	182,505	2,867,154
Atea Pharmaceuticals Inc.(a)	281,609	915,229
Beam Therapeutics Inc.(a)(b)	172,048	3,637,095
BioCryst Pharmaceuticals Inc.(a)	701,169	3,849,418
Bionano Genomics Inc., NVS(b)	113,161	156,162
Blueprint Medicines Corp.(a)	100,563	5,919,138
Caribou Biosciences Inc.(a)(b)	205,660	746,546
Coherus Biosciences Inc.(a)	288,921	967,885
Editas Medicine Inc.(a)(b)	262,162	1,751,242
Exelixis Inc.(a)	305,095	6,281,906
Security	Shares	Value

United States (continued)
Fate Therapeutics Inc.(a)	354,386	$641,439
Ginkgo Bioworks Holdings Inc.(a)(b)	3,614,048	4,951,246
ImmunityBio Inc.(a)(b)	412,662	1,295,759
Intellia Therapeutics Inc.(a)	86,842	2,175,392
Invitae Corp.(a)(b)	971,080	588,183
Iovance Biotherapeutics Inc.(a)(b)	665,314	2,541,499
Karyopharm Therapeutics Inc.(a)	398,310	346,530
Ligand Pharmaceuticals Inc.(a)(b)	62,353	3,260,438
MacroGenics Inc.(a)(b)	224,876	1,173,853
Moderna Inc.(a)	44,861	3,407,642
OmniAb, Inc., 12.50 Earnout Shares(c)	19,498	—
OmniAb, Inc., 15.00 Earnout Shares(c)	19,498	—
Prime Medicine Inc., NVS(a)(b)	30,180	195,868
Regeneron Pharmaceuticals Inc.(a)	7,913	6,171,270
Sana Biotechnology Inc.(a)	88,593	262,235
SpringWorks Therapeutics Inc.(a)	182,097	4,170,021
Twist Bioscience Corp.(a)	210,834	3,322,744
Vir Biotechnology Inc.(a)	214,539	1,701,294
Xencor Inc.(a)	62,323	1,081,304
		65,695,691

Total Long-Term Investments — 99.7%
(Cost: $212,330,825)		109,303,372

Short-Term Securities

Money Market Funds — 16.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	18,053,208	18,060,429
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	50,000	50,000

Total Short-Term Securities — 16.5%
(Cost: $18,110,814)		18,110,429

Total Investments — 116.2%
(Cost: $230,441,639)		127,413,801

Liabilities in Excess of Other Assets — (16.2)%		(17,718,913)

Net Assets — 100.0%		$109,694,888

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,056,998	$—	$(5,999,017	)(a)	$990	$1,458	$18,060,429	18,053,208	$72,949	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	—	(20,000	)(a)	—	—	50,000	50,000	864		—
					$990	$1,458	$18,110,429		$73,813		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	2	12/15/23	$253	$(14,440)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$75,578,517	$33,724,855	$—	$109,303,372

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$18,110,429	$—	$—	$18,110,429
	$93,688,946	$33,724,855	$—	$127,413,801
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(14,440)	$—	$—	$(14,440)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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